DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Location of Assets and Liabilities Within the Consolidated Balance Sheets (Details) - Not Designated as Hedging Instruments - USD ($)
$ in Thousands
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	$ 54,578	$ 10,956
Liability Derivatives	(224,663)	(91,981)
Prepaid forward contracts | Current derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	54,578	352
Liability Derivatives	(54,578)	(13,158)
Prepaid forward contracts | Long-term derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	0	10,604
Liability Derivatives	(52,488)	0
Put-Call Options | Liabilities under derivative contracts, current
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	0	0
Liability Derivatives	(48,326)	0
Interest Rate Swap | Long-term liabilities under derivative contracts
Derivative Instruments, Fair Value [Abstract]
Asset Derivatives	0	0
Liability Derivatives	$ (69,271)	$ (78,823)